Contingent liabilities and legal proceedings - Other continuing matters relating to Dr Mallya and affiliates (Details) £ in Millions, $ in Millions	May 24, 2019 USD ($)	May 24, 2019 GBP (£)	May 23, 2019	Nov. 16, 2017 USD ($)	Nov. 16, 2017 GBP (£)
Watson Limited
Disclosure of contingent liabilities [line items]
Damages awarded	$ 135	£ 113
CASL
Disclosure of contingent liabilities [line items]
Damages awarded, co-surety percentage			50.00%
25 February agreement | Watson Limited
Disclosure of contingent liabilities [line items]
Damages claimed				$ 142	£ 118